OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GS2 DEPOSITOR 2016-B SPV, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of filing) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001691661

Goal Structured Solutions Trust 2016-B
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001691803
Central Index Key Number of underwriter (if applicable): Not applicable

Lisa Cohen (619-684-7222)

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

An agreed-upon procedures report, dated December 7, 2016, obtained by the depositor, with respect to certain agreed-upon procedures performed by KPMG LLP, is attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GS2 DEPOSITOR 2016-B SPV, LLC

Date: December 7, 2016	By: ___/s/ Lisa Cohen____
	Name:	Lisa Cohen
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures by KPMG LLP, dated December 7, 2016.